Intangible Asset, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Asset Net [Line Items]
Beginning balance	$ 4,372,500	$ 4,867,500
Addition	(495,000)	(495,000)
Ending balance	3,877,500	4,372,500
Satellite System software [Member]
Intangible Asset Net [Line Items]
Beginning balance	4,950,000	4,950,000
Addition
Ending balance	4,950,000	4,950,000
Accumulated amortization [Member]
Intangible Asset Net [Line Items]
Beginning balance	577,500	82,500
Addition	495,000	495,000
Ending balance	$ 1,072,500	$ 577,500